Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,426,333	¥ 1,236,233
Financing liabilities, carrying amount	7,665,168	8,102,556
Accrued expenses, carrying amount	419,570	375,601
Other financial liabilities, carrying amount	369,878	367,041
Non-derivative financial liabilities, carrying amount	9,880,949	10,081,431
Trade payables, contractual cash flows	1,426,333	1,236,233
Financing liabilities, contractual cash flows	7,996,385	8,391,545
Accrued expenses, contractual cash flows	419,570	375,601
Other financial liabilities, contractual cash flows	396,434	394,420
Non-derivative financial liabilities, contractual cash flows	10,238,722	10,397,799
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,426,333	1,236,233
Financing liabilities, contractual cash flows	3,410,145	3,218,988
Accrued expenses, contractual cash flows	419,570	375,601
Other financial liabilities, contractual cash flows	87,685	93,054
Non-derivative financial liabilities, contractual cash flows	5,343,733	4,923,876
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	4,074,986	4,407,350
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	100,800	94,837
Non-derivative financial liabilities, contractual cash flows	4,175,786	4,502,187
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	511,254	765,207
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	207,949	206,529
Non-derivative financial liabilities, contractual cash flows	¥ 719,203	¥ 971,736